Condensed Balance Sheets (Paranthetical) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	10,965,500	12,052,500	7,037,500
Common stock, shares outstanding	10,965,500	12,052,500	7,037,500
Treasury stock, shares	0	2,500,000	2,500,000